Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Underwriting expenses - calendar year	$ 20,067.6	$ 16,065.5
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Loss & LAE - accident year	13,656.4	10,438.5
Commissions	3,432.2	2,774.2
Other underwriting expenses	2,666.0	2,431.9
Underwriting expenses - accident year	19,754.6	15,644.6
Net favourable claims reserve development	(196.2)	(355.6)
Underwriting expenses - calendar year	19,558.4	15,289.0
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Loss & LAE - accident year	3,733.4	2,900.3
Commissions	998.3	913.6
Other underwriting expenses	1,020.3	927.7
Underwriting expenses - accident year	5,752.0	4,741.6
Net favourable claims reserve development	(77.2)	(103.7)
Underwriting expenses - calendar year	5,674.8	4,637.9
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Loss & LAE - accident year	8,715.7	6,551.6
Commissions	2,109.5	1,571.0
Other underwriting expenses	1,263.8	1,156.4
Underwriting expenses - accident year	12,089.0	9,279.0
Net favourable claims reserve development	(21.1)	(201.4)
Underwriting expenses - calendar year	12,067.9	9,077.6
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Loss & LAE - accident year	1,207.3	986.6
Commissions	324.4	289.6
Other underwriting expenses	381.9	347.8
Underwriting expenses - accident year	1,913.6	1,624.0
Net favourable claims reserve development	(97.9)	(50.5)
Underwriting expenses - calendar year	1,815.7	1,573.5
Eliminations and adjustments
Segmented Information
Underwriting expenses - calendar year	$ (0.5)	$ (0.3)